Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable consists of the following at March 31, 2017 and December 31, 2016:

	2017	2016
Notes payable bearing interest at 7.99%. The note is payable in monthly principal plus interest payments of $472 through December, 2020. The note is secured by a vehicle.	$-	$16,642
Notes payable bearing interest at 8%. The notes have a 2-year maturity and are due at various dates between September 19, 2018 – October 19, 2018, and pay interest only on a monthly basis	460,000	547,500
Total note payable	460,000	564,142
Less current portion	-	(4,537)
Less debt discount for detachable warrant	(94,840)	(131,849)
Long-term portion of note payable	$365,160	$427,756

Notes payable consists of the following at December 31:

	2016	2015
Notes payable bearing interest at 7.99%. The note is payable in monthly principal plus interest payments of $472 through December, 2020. The note is secured by a vehicle.	$16,642	$21,940
Notes payable bearing interest at 8%. The notes have a 2-year maturity and are due at various dates between September 19, 2018 – October 19, 2018, and pay interest only on a monthly basis	547,500
Total note payable	564,142	21,940
Less current portion	(4,537)	(4,098)
Less debt discount for detachable warrant	(131,849)
Total notes payable, less current portion and debt discount	$427,756	$17,842

Schedule of Maturities on Notes Payable	Maturities on notes payable as of March 31, 2017, are as follows: Year ending December 31:
2017	$-
2018	460,000
Thereafter	-
$460,000
Maturities on notes payable as of December 31, 2016, are as follows: Year ending December 31:
2017	$4,537
2018	554,915
2019	4,690
Thereafter	-
$564,142